Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 40,270	$ 33,411	$ 25,291
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,343	1,272	1,691
Share-based compensation	5,562	1,478	1,662
(Gain) /loss from disposal of property and equipment	(297)	18	(9)
Allowance for doubtful accounts	87	182	(89)
Write-down of inventory value	45	35	59
Warranty accrual	84	81	45
(Income)/loss from equity method investments	1,052	151	(7)
(Income)/loss from deconsolidation of a subsidiary	129	(32)	(13)
Impairment loss of an intangible asset		20	271
Impairment loss of cost method investment		5,000
Interest income in held-to-maturity securities	(319)	(1,218)	(553)
Gain from forward contract	(404)
Changes in assets and liabilities:
Accounts receivable and notes receivable	(13,684)	(11,692)	(1,468)
Inventories	(967)	1,767	(731)
Prepaid expenses and other current assets	(73)	(2,360)	(2,899)
Deferred cost	(65)	(56)	(92)
Accounts payable	3	790	(443)
Income tax payable	1,768	(1,385)	(835)
Accrued expenses and other current liabilities	465	3,298	(2,563)
Deferred revenue	1,465	2,277	(446)
Government subsidies	1,803
Deferred income taxes	(582)	(464)	(400)
Net cash provided by operating activities	37,685	32,573	18,471
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(694)	(606)	(1,475)
Bank deposits maturing over three months	41,667	25,041	7,743
Restricted cash for investing activities	(55,663)		8
Interest income from held-to-maturity securities	677	1,364	346
Purchase of held-to-maturity corporate and the PRC government bonds		(24,770)	(38,964)
Proceeds from maturity of held to maturity corporate and the PRC government bonds	26,626	37,841
Cash in a deconsolidated entity	(1,963)		(1,422)
Cash in an acquired entity		922
Proceeds from disposal of property and equipment	543	152	9
Purchase of equity method investment		(8,500)
Purchase of cost method investment		(5,000)
Deposit for investment in Cyber Cloud		(6,818)
Refund of deposit for investment in Cyber Cloud	6,818
Net cash (used in) / provided by investing activities	18,011	19,626	(33,755)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from stock option exercise	400	1,270	759
Short-term loan	55,193
Capital injection by noncontrolling shareholders	6,537
Special cash dividend paid to shareholders	(77,178)	(40,303)	(57,296)
Net cash used in financing activities	(15,048)	(39,033)	(56,537)
Effect of exchange rate changes	11,965	4,691	(39)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	52,613	17,857	(71,860)
CASH AND CASH EQUIVALENTS, BEGINNING OF THE YEAR	148,944	131,087	202,947
CASH AND CASH EQUIVALENTS, END OF THE YEAR	201,557	148,944	131,087
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATIONS
Income tax paid	8,194	6,680	2,488
Withholding tax paid		5,380
Income taxes paid, total	8,194	12,060	2,488
Non-cash investing and financing activities
Disposition of equity interest			293
Acquisition of equity interest		262
Receivable on disposal of Dongguan Super TV	1,046
Dividend payable	$ 33,172	$ 77,333